Investments (Detail) - Fair value of investment (USD $)	3 Months Ended				12 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Investment in Videocon [Member]	Oct. 31, 2011 Investment in Videocon [Member]	Oct. 31, 2010 Investment in Videocon [Member]	Oct. 31, 2011 Investment in DISC [Member]	Oct. 31, 2012 Investment in DISC [Member]	Oct. 31, 2010 Investment in DISC [Member]
Fair Value			$ 4,728,367	$ 5,382,051	$ 4,728,367	$ 5,382,051	$ 8,524,821		$ 0
Fair Value and Cost Basis as of October 31, 2010			16,200,000		16,200,000					143,989
DISC common stock sold in fiscal 2011								(88,608)
Unrealized loss	1,002,216	(104,709)			(653,684)
Reversal of unrealized gain						(1,419,557)		7,199
Other than temporary impairment						$ (1,723,213)		$ (62,580)